DEBT - Unsecured Subordinated Promissory Notes (Details) - USD ($)					1 Months Ended				2 Months Ended		12 Months Ended
	Dec. 06, 2022	Dec. 02, 2022	May 09, 2022	May 04, 2022	Apr. 30, 2022	Mar. 31, 2022	Apr. 30, 2021	Jan. 31, 2020	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2022
Debt
Repayments of debt											$ 75,000
Series A redeemable convertible preferred stock
Debt
Conversion of stock											45,270
Convertible preferred stock									3,052
The Bridge Loans
Debt
Proceeds from debt					$ 150,000					$ 3,000,000
Interest rate per annum						15.00%				15.00%
Maturity										2 years
Increase in interest (as a percent)										103.00%
Repayments of debt						$ 500,000
Additional grant of debt (as a percent)				5.00%
The Bridge Loans | Series A redeemable convertible preferred stock
Debt
Additional grant of debt (as a percent)				5.00%
Debt elected for conversion									$ 2,550,000
Aggregate amount									$ 3,052,065		$ 3,052,065
Conversion of stock									305,206		305,206
Convertible preferred stock											3,052
The Bridge Loans | Maximum
Debt
Period to elect for conversion									10 days
Subordinated Loan and Security Agreement
Debt
Repayments of debt	$ 9,719,135		$ 9,719,135
Aggregate amount	$ 800,000	$ 800,000
First loan and security agreement with a lender
Debt
Maturity								4 years
Second loan and security agreement with a lender
Debt
Maturity							3 years